Geographic Revenue Information	12 Months Ended
Dec. 31, 2010
Geographic Revenue Information [Abstract]
Geographic Revenue Information

(22)	Geographic Revenue Information

The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Europe:
— Germany	3,118,713	4,575,675	7,078,239	1,072,460
— Spain	3,041,767	431,520	704,355	106,720
— France	291,814	99,915	236,522	35,837
— Italy	95,237	445,861	853,788	129,362
— Belgium	58,716	163,091	—	—
— Holland	—	348,710	471,889	71,498
— Czech	—	174,405	286,901	43,470
— Cyprus	—	162,064	5,264	798
— Greece	12,276	76,984	453,050	68,644
— England	10,399	9,331	174,875	26,496
— Others	4,224	5,087	41,582	6,300

Subtotal — Europe	6,633,146	6,492,643	10,306,465	1,561,585

PRC (excluding HK SAR, Macau and Taiwan)	186,488	328,505	745,917	113,018
HK SAR	—	56,862	16,500	2,500
United States of America	127,743	147,383	1,216,962	184,388
Japan	309,421	1,819	22,854	3,463
South Korea	287,193	218,135	154,769	23,450
Other countries	9,024	9,522	36,520	5,533

Total net revenues	7,553,015	7,254,869	12,499,987	1,893,937